Parent only financial information - Condensed Statements of Results of Operations (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Operating Expenses [Abstract]
General and administrative expenses	¥ (134,300)	$ (20,050)	¥ (192,677)
Total operating expenses	(182,899)	(27,306)	(345,415)
Loss from operations	(178,193)	(26,603)	(249,610)
Other income:
Interest income, net	(1,797)	(268)	(6,956)
Other income, net	50,880	7,596	5,100
Loss before income tax	(186,626)	(27,861)	(243,216)
Income tax expense	5,474	817	651
Net loss	(196,845)	(29,386)	(234,217)
Net loss attributable to ordinary shareholders	(196,845)	$ (29,386)	(234,217)
Reportable Legal Entities | Parent Company
Operating Expenses [Abstract]
General and administrative expenses	(150,286)		(114)
Total operating expenses	(150,286)		(114)
Loss from operations	(150,286)		(114)
Equity loss of subsidiaries and the VIE and VIE's subsidiaries	(110,690)		(45,798)
Other income:
Interest income, net	1,297		2,457
Other income, net	8,620
Loss before income tax	(251,059)		(43,455)
Income tax expense	0
Net loss	(251,059)		(43,455)
Accretion of Redeemable Convertible Preferred Shares	0
Deemed dividend to preferred shareholder	0
Net loss attributable to ordinary shareholders	¥ (251,059)		¥ (43,455)